Quarterly Holdings Report
for
Fidelity Freedom® Blend 2005 Fund
June 30, 2023
FBF-Y05-NPRT1-0823
1.9892461.104
Domestic Equity Funds - 6.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	21,666	302,453
Fidelity Series Commodity Strategy Fund (a)	1,782	172,507
Fidelity Series Large Cap Growth Index Fund (a)	10,974	191,159
Fidelity Series Large Cap Stock Fund (a)	11,125	210,263
Fidelity Series Large Cap Value Index Fund (a)	26,984	390,456
Fidelity Series Small Cap Core Fund (a)	94	967
Fidelity Series Small Cap Opportunities Fund (a)	7,404	95,362
Fidelity Series Value Discovery Fund (a)	9,733	144,248
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,256,297)		1,507,415

International Equity Funds - 12.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	11,723	167,163
Fidelity Series Emerging Markets Fund (a)	27,044	224,738
Fidelity Series Emerging Markets Opportunities Fund (a)	52,949	897,494
Fidelity Series International Growth Fund (a)	23,695	389,309
Fidelity Series International Index Fund (a)	14,095	161,668
Fidelity Series International Small Cap Fund (a)	7,438	120,713
Fidelity Series International Value Fund (a)	35,182	389,111
Fidelity Series Overseas Fund (a)	31,058	389,467
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,498,729)		2,739,663

Bond Funds - 70.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	470,743	4,439,108
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	21,315	168,392
Fidelity Series Corporate Bond Fund (a)	206,741	1,871,010
Fidelity Series Emerging Markets Debt Fund (a)	15,987	118,302
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,219	39,658
Fidelity Series Floating Rate High Income Fund (a)	2,572	23,044
Fidelity Series Government Bond Index Fund (a)	297,731	2,730,191
Fidelity Series High Income Fund (a)	15,035	123,136
Fidelity Series International Developed Markets Bond Index Fund (a)	104,961	900,568
Fidelity Series Investment Grade Bond Fund (a)	280,013	2,786,131
Fidelity Series Investment Grade Securitized Fund (a)	212,978	1,895,502
Fidelity Series Long-Term Treasury Bond Index Fund (a)	145,120	873,625
Fidelity Series Real Estate Income Fund (a)	3,397	32,544
TOTAL BOND FUNDS (Cost $17,599,733)		16,001,211

Short-Term Funds - 10.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	537,223	537,223
Fidelity Series Short-Term Credit Fund (a)	41,344	397,315
Fidelity Series Treasury Bill Index Fund (a)	145,268	1,443,961
TOTAL SHORT-TERM FUNDS (Cost $2,394,688)		2,378,499

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,749,447)	22,626,788
NET OTHER ASSETS (LIABILITIES) - 0.0%	(161)
NET ASSETS - 100.0%	22,626,627

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4,510,161	263,945	307,864	-	(7,810)	(19,324)	4,439,108
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	203,562	6,057	37,325	27	(3,591)	(311)	168,392
Fidelity Series Blue Chip Growth Fund	323,282	21,403	90,258	-	(7,164)	55,190	302,453
Fidelity Series Canada Fund	175,033	8,433	22,935	-	1,156	5,476	167,163
Fidelity Series Commodity Strategy Fund	171,206	17,427	11,912	-	(87)	(4,127)	172,507
Fidelity Series Corporate Bond Fund	1,908,388	114,253	132,036	18,561	(15,227)	(4,368)	1,871,010
Fidelity Series Emerging Markets Debt Fund	119,002	8,021	9,537	1,763	(1,385)	2,201	118,302
Fidelity Series Emerging Markets Debt Local Currency Fund	40,291	1,318	3,103	-	(247)	1,399	39,658
Fidelity Series Emerging Markets Fund	176,285	49,630	5,838	-	428	4,233	224,738
Fidelity Series Emerging Markets Opportunities Fund	988,748	2,437	120,114	-	(16,335)	42,758	897,494
Fidelity Series Floating Rate High Income Fund	22,928	1,537	1,653	504	4	228	23,044
Fidelity Series Government Bond Index Fund	2,805,879	177,854	198,754	18,017	(6,634)	(48,154)	2,730,191
Fidelity Series Government Money Market Fund 5.17%	517,762	51,604	32,143	6,448	-	-	537,223
Fidelity Series High Income Fund	124,156	7,361	8,524	1,828	(289)	432	123,136
Fidelity Series International Developed Markets Bond Index Fund	929,064	58,281	75,164	12,721	(5,754)	(5,859)	900,568
Fidelity Series International Growth Fund	406,223	12,883	45,427	-	(235)	15,865	389,309
Fidelity Series International Index Fund	168,413	7,570	19,615	-	281	5,019	161,668
Fidelity Series International Small Cap Fund	134,285	3,987	19,358	-	(2,722)	4,521	120,713
Fidelity Series International Value Fund	405,156	18,056	50,642	-	2,319	14,222	389,111
Fidelity Series Investment Grade Bond Fund	2,868,648	156,889	201,681	27,172	(1,104)	(36,621)	2,786,131
Fidelity Series Investment Grade Securitized Fund	1,967,420	102,728	148,143	17,703	(17,466)	(9,037)	1,895,502
Fidelity Series Large Cap Growth Index Fund	204,899	14,322	51,187	490	13,639	9,486	191,159
Fidelity Series Large Cap Stock Fund	224,843	17,171	46,589	-	5,852	8,986	210,263
Fidelity Series Large Cap Value Index Fund	419,893	32,651	78,673	-	6,394	10,191	390,456
Fidelity Series Long-Term Treasury Bond Index Fund	906,762	54,275	60,773	6,508	(13,684)	(12,955)	873,625
Fidelity Series Overseas Fund	405,817	12,667	46,597	-	723	16,857	389,467
Fidelity Series Real Estate Income Fund	42,837	1,998	12,597	592	(536)	842	32,544
Fidelity Series Short-Term Credit Fund	413,477	18,333	32,929	2,683	(570)	(996)	397,315
Fidelity Series Small Cap Core Fund	2,808	1	1,766	1	(21)	(55)	967
Fidelity Series Small Cap Opportunities Fund	102,569	5,073	17,239	-	(196)	5,155	95,362
Fidelity Series Treasury Bill Index Fund	1,486,424	90,720	131,734	17,878	(55)	(1,394)	1,443,961
Fidelity Series Value Discovery Fund	153,569	13,708	27,409	-	608	3,772	144,248
	23,329,790	1,352,593	2,049,519	132,896	(69,708)	63,632	22,626,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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